Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2024	December 31, 2023
Cash	1,781,763,440	1,583,725,745
BCRA - Unrestricted current account	758,790,439	783,628,140
Balances with other local and foreign institutions	283,329,888	121,565,176
Allowances for ECL	(478,017)	(589,055)
TOTAL	2,823,405,750	2,488,330,006